Summary of Significant Accounting Policies - Business Combinations (Details) $ in Thousands	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($) branch	Sep. 30, 2014 USD ($)	May 03, 2014 branch	May 02, 2014 branch	Dec. 07, 2013 branch	Dec. 06, 2013 branch	Nov. 01, 2013 branch	Oct. 31, 2013 branch	Nov. 01, 2012 USD ($)
Business Acquisition [Line Items]
Intangible assets, goodwill	$ 291,503	$ 291,503	$ 291,503
Bank of America, National Association
Business Acquisition [Line Items]
Number of branches acquired (in branches) | branch		74
Net loans		$ 13,000
Branch properties		$ 25,000
Premium on deposits		1.99%
Cash and equivalents		$ 1,800,000
Intangibles		11,000
Intangible assets, goodwill		$ 31,000
Bank of America, National Association | New Mexico
Business Acquisition [Line Items]
Number of branches acquired (in branches) | branch								11	11
Bank of America, National Association | Washington, Oregon, and Idaho
Business Acquisition [Line Items]
Number of branches acquired (in branches) | branch						40	40
Bank of America, National Association | Arizona and Nevada
Business Acquisition [Line Items]
Number of branches acquired (in branches) | branch				23	23
South Valley Bancorp, Inc.
Business Acquisition [Line Items]
Deposit accounts										$ 1,900,000